Other Intangible Assets - Components of Other Intangible Assets (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 24,109
Accumulated Amortization	10,605
Net Carrying Amount	13,504
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,486
Accumulated Amortization	2,046
Net Carrying Amount	8,440
Licensing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,806
Accumulated Amortization	5,571
Net Carrying Amount	4,235
Marketing and Procurement and Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,817
Accumulated Amortization	2,988
Net Carrying Amount	$ 829